SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash equivalents through Prepayments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0
Accounts receivable written off	105,204	0
Allowance for inventory impairment	0	0
Allowance for doubtful other receivables	0	0
Allowance for prepayments and deposits impairment	$ 0	$ 0